SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2024
SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS
SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS

ADDITION INFORMATION — FINANCIAL STATEMENTS SCHEDULE II

H WORLD GROUP LIMITED

This financial information has been prepared in conformity with accounting principles generally accepted in the United States.

VALUATION AND QUALIFYING ACCOUNTS

	Balance at	Charge to
	Beginning of	Costs and		Balance at
	Year	Expenses	Write off	End of Year

	（Renminbi in millions）
Allowance for accounts receivable, loan receivables, assets held for sale, and other financial assets:
2022	128	82	(7)	203
2023	203	89	(5)	287
2024	287	3	(17)	273

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